Organization and Business Description - Schedule of Company's Subsidiaries (Details)	12 Months Ended
Mar. 31, 2025
Ctrl Media Limited [Member]
Schedule of Company's Subsidiaries [Line Items]
Place and date of incorporation	Hong Kong June 6, 2014
Ownership	100.00%
Principal activity	Principally engaged in one-stop game advertising
Ctrl Games Limited [Member]
Schedule of Company's Subsidiaries [Line Items]
Place and date of incorporation	Hong Kong December 16, 2024
Ownership	100.00%
Principal activity	Principally engaged in game publishing
Ctrl Solutions Limited [Member]
Schedule of Company's Subsidiaries [Line Items]
Place and date of incorporation	Hong Kong December 16, 2024
Ownership	100.00%
Principal activity	Principally engaged in advertising consulting